Segment Information (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended	5 Months Ended	12 Months Ended	7 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	7 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	May 24, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2011 Segment	Dec. 31, 2012 Segment	May 24, 2011 Segment Predecessor	Dec. 31, 2010 Segment Predecessor	Dec. 31, 2011 Corporate	Dec. 31, 2012 Corporate	May 24, 2011 Corporate Predecessor	Dec. 31, 2010 Corporate Predecessor
Reconciliation of segment assets to total assets and segment capital expenditures to total capital expenditures
Total identifiable assets	$ 4,649,950		$ 4,013,108	$ 4,649,950		$ 4,036,833			$ 3,778,496	$ 4,013,513		$ 1,463,355
Cash													99,703	(4,110)
Goodwill	2,437,620		2,269,140	2,437,620		2,413,632			2,153,014	2,413,632		427,405	115,129
Other assets													19,780	27,430
Capital expenditures	$ 19,295	$ 19,126	$ 46,351	$ 45,493	$ 44,311	$ 60,215	$ 18,496	$ 49,121	$ 44,223	$ 54,917	$ 17,489	$ 46,371	$ 2,128	$ 5,298	$ 1,007	$ 2,750